Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Statement of comprehensive income [abstract]
Net income	$ 764	$ 986
Items that may subsequently be reclassified to income:
Change in unrealized fair value of derivatives designated as cash flow hedges	5	(1)
Adjustment for hedged items recognized in the period	0	5
Total other comprehensive income that will be reclassified to profit or loss, net of tax	5	4
Items that will not be subsequently reclassified to income:
Remeasurements on employee benefit plans	47	36
Total other comprehensive income	52	40
Comprehensive income	816	1,026
Comprehensive income attributable to:
Equity shareholders	$ 816	$ 1,026